Note 4 - Investment and Equity Securities (Details Textual)		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Equity Securities, FV-NI, Current		$ 915,000	$ 818,000
Equity Securities, FV-NI, Unrealized Gain (Loss), Total	[1]	(173,000)	209,000
Equity Securities, FV-NI, Realized Gain (Loss), Total		0	0
Proceeds from Sale and Maturity of Marketable Securities		57,887,000	0
Realized Investment Gains (Losses), Total		$ 0
Proceeds from Sale of Investment Securities			0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Number of Positions		141
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions		60
Available-for-sale Securities, Percentage of Portfolio		81.70%
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale, Total		$ 0	0
Asset Pledged as Collateral [Member] | Deposits [Member]
Financial Instruments, Owned, at Fair Value, Total		$ 89,900,000	$ 77,100,000

[1]	Not within scope of ASC 606